Basis of Presentation	12 Months Ended
Mar. 31, 2026
Basis Of Presentation
Basis of Presentation

2.	Basis of Presentation

Statement of Compliance

The financial statements of the Company have been prepared in accordance with International Accounting Standards (“IAS”) and IFRS Accounting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Emerging growth company

The Company is an “emerging growth company” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOB Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced the disclosure obligations regarding executive compensation in its periodic reports and proxy statements and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Recapitalization

On October 28, 2025, the Company completed the reverse recapitalization (or “De-SPAC Transaction”) pursuant to the terms of the merger arrangement.

Pursuant to the terms of the merger arrangement, the De-SPAC Transaction between Globalink Investment Inc (“Globalink”), a Delaware corporation, and the Company was effected in two steps: (i) Globalink merged with and into the Company, with the Company remaining as the surviving publicly traded entity (the “Redomestication Merger”); and (ii) Alps Biosciences Merger Sub, a Cayman Islands exempted company and a wholly-owned subsidiary of the Company, merged with and into Alps Life Sciences Inc (“ALSI”), resulting in ALSI remaining as the surviving entity and a wholly-owned subsidiary of into the Company (the “Acquisition Merger”).

ALSI was determined as the accounting acquirer given it effectively controlled the combined entity after the close of the De-SPAC Transaction and the historical financial statements of ALSI became the Company’s historical financial statements, with retrospective adjustments to give effect to the reverse recapitalisation.

All of the ordinary shares of ALSI that were issued and outstanding immediately prior to the De-SPAC Transaction were cancelled and converted into an aggregate of 160,000,000 ordinary shares, which has been restated retrospectively to reflect the equity structure of the Company. Net income/(loss) per ordinary share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio of 2.756.

After the transaction adjustments of ordinary shares of the Company at the closing of the De-SPAC Transaction, the net assets acquired by the Company were in the amount of USD215,380 which were recorded as an addition in the merger reserve.

The De-SPAC Transaction was accounted for as a reverse recapitalization in accordance with IFRS. Because Globalink did not meet the accounting definition of a business prior to the transaction, the recapitalization is equivalent to the Company issuing shares for the net monetary assets of the Globalink, accompanied by a recapitalization of equity.

Going concern assumption

The Group incurred a net loss of USD2,086,455 (2025: USD2,624,738; 2024: USD2,391,161) during the financial year ended March 31, 2026. As of that date, the Group’s current liabilities exceeded current assets by USD3,501,194 (2025: USD5,998,779) and it had a deficit in shareholders’ equity of USD3,230,001 (2025: USD1,115,916). These conditions indicate that a material uncertainty exists that may cast significant doubt on the Group’s ability to continue as a going concern.

To address these liquidity demand, management has implemented the following mitigation actions:

i.	Management plans to liquidate and realise cash flows from the Group’s other investment valued at approximately USD 1,738,074 to support working capital requirements;
ii.	A Director’s loan agreement has been formally executed, under which the Director has legally agreed to defer all demands for repayment until at least twelve months from the date of authorization of these financial statements except for an amount of USD1,155,835 which remains due and payable within the financial year ending March 31, 2027. However, in the event that the Group is unable to settle any short-term amount due to the Director when due, the Director has legally undertaken not to demand or enforce repayment; and
iii.	The Director has also provided an undertaking to provide financial support for payment to a creditor for the Group’s purchase of intangible assets.

2.	Basis of Presentation (Cont’d)

Going concern assumption (Cont’d)

Management has prepared a cash flow forecast for the twelve-months period following the date of authorisation of these financial statements. The forecast demonstrates that attaining future operational results, realising cash from other investments, utilising the extended payables terms and deferred debt repayment terms, will provide sufficient working capital for the Group to meet its liabilities as and when they fall due.

Consequently, management continues to consider that a material uncertainty exists but has concluded that the use of the going concern assumption in preparing these financial statements remain appropriate.

Adoption of amendments to IAS and IFRS

During the financial year, the Group adopted the following applicable amendments to IAS and IFRS issued by IASB:

Amendments to IAS 21	Lack of Exchangeability

The adoption of the amendments to standards did not have any significant impact on the financial statements of the Group.

New IFRS and amendments to IAS and IFRSs issued but not yet effective

The Group has not applied the following new IFRS and amendments to IAS and IFRS that have been issued by the IASB but are not yet effective for the Group.

Effective dates for financial periods beginning on or after

Revised IFRS Practice Statement 1	Management Commentary	23 June 2025
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity	1 January 2026
Amendments to IFRS 10, IFRS 9, IFRS 1, IAS 7, IFRS 7	Annual Improvements to IFRS Accounting Standards - Volume 11	1 January 2026
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IFRS 10 and IAS 28	Sales or Contribution of between an Investor and its Associate or Joint Venture	Deferred until further notice

The Group anticipate that the abovementioned new IFRS and amendments to IAS and IFRS will be adopted in the annual financial statements of the Group when they become effective.

2.	Basis of Presentation (Cont’d)

The initial application of the above-mentioned new IFRS and amendments to IAS and IFRS are not expected to have any significant impacts on the financial statements of the Group except as disclosed below.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements. It preserves the majority requirements of IAS 1 while introducing additional requirements. In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows and some requirements of IAS 1 have been moved to IAS 8 Basis of Preparation of Financial Statements.

IFRS 18 additional requirements are as follows:

(i)	Statement of Profit or Loss and Other Comprehensive Income

IFRS 18 introduces newly defined “operating profit or loss” and “profit or loss before financing and income tax” subtotal which are to be presented in the statement of profit or loss, while the net profit or loss remains unchanged. Statement of profit or loss to be presented in five categories: operating, investing, financing, income taxes and discontinued operations.

(ii)	Statement of Cash Flows

The standard modifies the starting point for calculating cash flows from operations using the indirect method, shifting from “profit or loss” to “operating profit or loss”. It also provides guidance on classification of interest and dividend in statement of cash flows.

(iii)	New disclosures of expenses by nature

Entities are required to present expenses in the operating category by nature, function or a mix of both. IFRS 18 includes guidance for entities to assess and determine which approach is most appropriate based on the facts and circumstances.

(iv)	Management-defined Performance Measures (MPMs)

The standard requires disclosure of explanations of the entity’s company-specific measures that are related to the statement of profit or loss, referred to MPMs. MPMs are required to be reconciled to the most similar specified subtotal in IFRS Accounting Standards.

(v)	Enhanced Guidance on Aggregation and Disaggregation

IFRS 18 provides enhanced guidance on grouping items based on shared characteristics and requires disaggregation when items have dissimilar characteristics or when such disaggregation is material.

The potential impact of the new standard on the financial statements of the Group has yet to be assessed.